Share-based payments - Additional Information (Detail)																																	12 Months Ended
	Dec. 22, 2025 USD ($) shares	Dec. 08, 2025 shares	Nov. 28, 2025 shares	Nov. 03, 2025 shares	Sep. 03, 2025 shares	Jul. 25, 2025 shares	Jul. 20, 2025 shares $ / shares	Jun. 27, 2025 shares	Jun. 05, 2025 USD ($) shares	Jan. 24, 2025 shares	Jan. 06, 2025 USD ($) shares	Dec. 23, 2024	Dec. 04, 2024 USD ($) shares	Nov. 07, 2024 shares	Oct. 25, 2024 USD ($) shares	Oct. 09, 2024 USD ($) shares	Aug. 12, 2024 USD ($) shares	Jul. 01, 2024 USD ($) shares	Jun. 28, 2024 USD ($) shares	Jun. 20, 2024 USD ($) shares	Jun. 14, 2024 shares	May 23, 2024 USD ($) shares	Mar. 28, 2024	Oct. 11, 2023 USD ($) shares	May 14, 2023 shares yr $ / shares	May 11, 2023 USD ($)	Sep. 16, 2022 USD ($) shares	Aug. 15, 2022	Jul. 31, 2022	Mar. 31, 2022	Feb. 15, 2022 USD ($)	Aug. 09, 2019 USD ($)	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2015 USD ($) shares	Nov. 27, 2024 USD ($)	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares																									1.902								0	0	12,500
Exercise price, share options granted | $ / shares																									$ 16										$ 16
Expected dividend as percentage, share options granted																									0.00%
Expected volatility, share options granted																									51.00%
Risk free interest rate, share options granted																									2.94%
Option life, share options granted | yr																									5
Expense from share-based payment transactions																																			$ 95,100
Number of share options exercised in share-based payment arrangement | shares										10,000																							10,000	489,166	330,750
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares																																	$ 4	$ 4.21	$ 7.55
Proceeds from exercise of options																																	$ 40,000	$ 2,057,500	$ 2,497,500
Number of share options expired in share-based payment arrangement | shares																																	828,125	53,334	0
Number of share options forfeited in share-based payment arrangement | shares							828,125																										0	0	256,250
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares																																	$ 0	$ 0	$ 15.85
Percentage of common share issuance to diluted share capital																																	10.00%
Number of other equity instruments exercised or vested in share-based payment arrangement | shares						125,000
Percentage of share option issued and oustanding capital at date of grant																																	10.00%
Percentage of aggregate number of option granted																																	5.00%
Weighted average unexercised price of share options forfeited in share-based payment arrangement | $ / shares							$ 9.72																											$ 15
Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share option granted																																	2.00%
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share option granted																																	2.00%
Share options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement | shares																																	10,000	489,166	330,750
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares																																		$ 4.21	$ 7.55
Proceeds from exercise of options																																		$ 2,057,500	$ 2,497,500
Deferred Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments forfeited in share-based payment arrangement																							75,000										0	173,958	0	141,667
Weighted average fair value at measurement date, share options granted	$ 1.97								$ 1.69								$ 15		$ 16	$ 16		$ 16		$ 16		$ 16	$ 16				$ 16	$ 15				$ 10
Expense from share-based payment transactions																																	$ 2,321,445	$ 11,100,686	$ 4,650,337
Number of share options exercised in share-based payment arrangement | shares																																	962,500	173,958	25,000
Number of share options forfeited in share-based payment arrangement																																		7,292
Number of other equity instruments outstanding in share-based payment arrangement | shares																																	3,806,083	4,102,083	3,552,083			3,264,583
Number Of Other Equity Instruments Vested In Share based Payment Arrangement | shares																																	2,921,917			83,333
Number of other equity instruments granted in share-based payment arrangement	367,500								299,000								250,000		56,250	187,500		312,500		87,500		225,000	1,250,000				862,500	125,000	666,500	806,250	312,500	1,675,000
Number of other equity instruments exercised or vested in share-based payment arrangement				62,500	50,000	250,000						5,208								125,000	62,500		50,000	62,500			475,000		37,500	37,500		50,000	962,500	82,292	25,000	1,116,667
Number of other equity instruments exercised in share based payment arrangement | shares																																				166,667
Number of other equity instruments to be vested in share based payment arrangement | shares																																				416,666
Number of other equity instruments expired in share-based payment arrangement																												506,250
Share-based Compensation Expenses Recovered Included In Exploration And Evaluation Assets																																	$ 5,044	$ 1,064,416	$ 127,607
Expense from equity-settled share-based payment transactions																																	2,316,401	12,165,102	4,522,667
Deferred Stock Units [Member] | Vesting In Four Installments [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares																								25,000
Deferred Stock Units [Member] | Yet To Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement																				62,500
Deferred Stock Units [Member] | Immediately Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement																				12,500
Deferred Stock Units [Member] | Four equal installments annually [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement																				50,000
Deferred Stock Units [Member] | December 31, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortization expenses for share option																																	25,215	113,480	111,302
Expense From Share based Payment Transactions																																	20,171	90,783	89.042
Deferred Stock Units [Member] | August 9, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recovery of expenses capitalization to assets																																	0	1,087,113	105,410
Deferred Stock Units [Member] | August 15, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortization expenses for share option																																	38,468	499,340	1,674,489
Deferred Stock Units [Member] | October 11 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																		994,690	405,310
Deferred Stock Units [Member] | May 23, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	0	5,000,000
Deferred Stock Units [Member] | June 20, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	310,331	2,421,443
Deferred Stock Units [Member] | June 28 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	0	900,000
Deferred Stock Units [Member] | August 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	1,417,724	2,258,846
Deferred Stock Units [Member] | June 5, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	505,310	0
Deferred Stock Units [Member] | December 22, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	24,397	0
Deferred Stock Units [Member] | Exploration and evaluation assets [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option capitalized																																	$ 5,044	$ 22,697	$ 22,260
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments forfeited in share-based payment arrangement | shares			275,000																														275,000	0
Weighted average fair value at measurement date, share options granted	$ 1.97										$ 8.24		$ 13.21		$ 15	$ 15	$ 15	$ 15																			$ 15
Number of share options exercised in share-based payment arrangement | shares																																	900,000	31,875	0
Number of other equity instruments outstanding in share-based payment arrangement | shares																																	5,046,925	4,425,625	0
Number Of Other Equity Instruments Vested In Share based Payment Arrangement | shares																																	3,664,750
Number of other equity instruments granted in share-based payment arrangement | shares	1,285,300										511,000		120,000	275,000	500,000	387,500	87,500	3,087,500															1,796,300	4,457,500
Number of other equity instruments exercised or vested in share-based payment arrangement | shares		50,000	100,000																														900,000	31,875
Number of other equity instruments exercised in share based payment arrangement | shares		50,000						100,000								100,000																	500,000
Share-based Compensation Expenses Recovered Included In Exploration And Evaluation Assets																																	$ 835,576	$ 2,746,798
Expense from equity-settled share-based payment transactions																																	$ 39,912,093	23,106,880
Description of vesting requirements for share-based payment arrangement																																	100,000 vested immediately and the remaining 175,000 vest on the earlier of (i) the lock-up conditions related to an initial public offering lapsing: and (ii) one year from the completion of an initial public offering of the Company.
Estimated fair value of grant																																	$ 19,875	0
Restricted share units [member] | Immediately Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares														100,000
Restricted share units [member] | August 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	911,534	400,966
Restricted share units [member] | December 22, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	131,005	0
Expense from equity-settled share-based payment transactions																																	111,130	0
Restricted share units [member] | July 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	25,145,715	17,041,784
Recovery of expenses capitalization to assets																																	95,833	2,345,832
Expense from equity-settled share-based payment transactions																																	25,241,548	14,695,952
Restricted share units [member] | October 9, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	2,882,760	2,666,743
Restricted share units [member] | October 25, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	5,207,294	2,292,706
Restricted share units [member] | November 7, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	2,258,721	186,627
Restricted share units [member] | December 4, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	0	1,585,200
Restricted share units [member] | December 31, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	40,747,669	25,853,678
Restricted share units [member] | January 6, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																																	$ 4,210,640	$ 0
Closing market price [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares																																	$ 5.72
Proceeds from exercise of options																																	$ 40,000